LOANS AND NOTES PAYABLE (Details Textual)						1 Months Ended					12 Months Ended
	Feb. 04, 2016 shares	Feb. 04, 2015 USD ($) $ / shares shares	Dec. 10, 2014 USD ($) shares	Dec. 09, 2014 USD ($) shares	Sep. 11, 2014 shares	Jan. 30, 2015 USD ($) shares	Nov. 04, 2014 shares	Jul. 18, 2014 USD ($)	Jul. 02, 2014 USD ($) shares	May 31, 2014 USD ($)	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 AUD	Jun. 30, 2015 USD ($)	Oct. 28, 2015 USD ($)	Aug. 06, 2014 USD ($)	Jul. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross											$ 4,350,000
Debt Conversion, Converted Instrument, Amount									$ 139,680		0		$ 152,285
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments											81,396
Decrease In Liability Due To Director											44,000
Notes Payable, Current											2,220		27,558
Debt Instrument, Face Amount														$ 4,000,000	$ 250,000
Debt Conversion, Converted Instrument, Shares Issued | shares			6,698,331	4,870,391					2,183,333
Debt Conversion, Original Debt, Amount			$ 7,368	$ 5,357				$ 50,000
Increase In The Liability Part Of Settlement Agreement						$ 44,000
Conversion of Stock, Amount Converted											1,253,318		71,370
Other Liabilities						575,000					575,000
Gains (Losses) on Extinguishment of Debt, Total											(670,893)		375,547
Payments for Loans											28,500
Repayments of Related Party Debt											8,078	AUD 29,744	0
Foreign Currency Transaction Gain (Loss), Unrealized											0		$ (31,548)
Loans from Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 24,000
Debt Conversion, Converted Instrument, Shares Issued | shares		33,259,350
Settlement And Lock Up Agreement [Member] | Loans from Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase In The Liability Part Of Settlement Agreement											$ 109,000
Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares					7,426,000		8,161,000
Promissory Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount						50,000
Debt Conversion, Original Debt, Amount										$ 25,000
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 0.0025
Gain Or Loss On Debt Conversion Original Debt											$ 51,466
Conversion of Stock, Amount Converted						25,000					25,000
Gains (Losses) on Extinguishment of Debt, Total						51,466
Interest Payable						$ 1,466				$ 1,466
Promissory Note [Member] | Settlement And Lock Up Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares						10,000,000
Debt Conversion, Original Debt, Amount						$ 50,000
Lender [Member] | Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Unamortized Premium											17,000
Debt Instrument, Face Amount											50,000
Gains (Losses) on Extinguishment of Debt, Total											310,000
Non-Interest Bearing [Member] | Investor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Fee Amount								50,000
Non-Interest Bearing [Member] | Promissory Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Fee Amount								$ 50,000
Two unrelated parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross											2,220
Debt Instrument, Interest Rate During Period													10.00%
Debt Conversion, Converted Instrument, Amount													$ 27,558
unrelated parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repayments of Related Party Debt											24,031	AUD 33,000
Foreign Currency Transaction Gain (Loss), Unrealized											392
unrelated parties [Member] | Lender [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Fee Amount																$ 628,000
Notes Payable, Current																1,033,000
Debt Instrument, Unamortized Premium																355,000
Debt Instrument, Face Amount																$ 50,000
Directors and Officer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross											54,767		$ 79,416
Director [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 17,000
Debt Conversion, Converted Instrument, Shares Issued | shares	17,654,470	17,654,470
Director [Member] | Loans from Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 41,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.0025
Gain Or Loss On Debt Conversion Original Debt		$ 86,455
Conversion of Stock, Amount Converted		127,284
Gains (Losses) on Extinguishment of Debt, Total		$ 86,455
Director [Member] | Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease In Liability Due To Director											$ 127,000